Asset Retirement Obligations and Accrued Environmental Costs	12 Months Ended
Dec. 31, 2019
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Asset Retirement Obligations and Accrued Environmental Costs

NOTE 24   ASSET RETIREMENT OBLIGATIONS AND ACCRUED ENVIRONMENTAL COSTS

A provision is an estimated liability with uncertainty over the timing or amount that will be paid. The most significant asset retirement and environmental remediation provisions relate to costs to restore potash and phosphate sites to their original, or another specified, condition.

Accounting Policies, Estimates and Judgments

Provisions are:

  measured at the present value of the cash flow expected to be required to settle the obligation; and
  reviewed at the end of each reporting period for any changes, including the discount rate, foreign exchange rate and amount or timing of the underlying cash flows, and adjusted against the carrying amount of the provision and any related asset; otherwise, it is recognized in net earnings.

As a result of the Merger, we recognized contingent liabilities, which represent additional environmental costs that are present obligations although cash outflows of resources are not probable. These contingent liabilities are subsequently measured at the higher of the amount initially recognized and the best estimate of the discounted underlying cash flows.

Asset retirement obligations and accrued environmental costs include:

  reclamation and restoration costs at our potash and phosphate mining operations, including management of materials generated by mining and mineral processing, such as various mine tailings and gypsum;
  land reclamation and revegetation programs;
  decommissioning of underground and surface operating facilities;
  general cleanup activities aimed at returning the areas to an environmentally acceptable condition; and
  post-closure care and maintenance.

Estimates for provisions take into account the following:

  most provisions will not be settled for a number of years;
  environmental laws and regulations and interpretations by regulatory authorities could change or circumstances affecting our operations could change, either of which could result in significant changes to current plans; and
  the nature, extent and timing of current and proposed reclamation and closure techniques in view of present environmental laws and regulations.

It is reasonably possible that the ultimate costs could change in the future and that changes to these estimates could have a material effect on our consolidated financial statements.

We use appropriate technical resources, including outside consultants, to develop specific site closure and post-closure plans in accordance with the requirements of the various jurisdictions in which we operate. Other than certain land reclamation programs, settlement of the obligations is typically correlated with mine life estimates.

Supporting Information

The pre-tax risk-free discount rate, expected cash flow payments and sensitivity to changes in the discount rate on the recorded liability for asset retirement obligations and accrued environmental costs at December 31, 2019 were as follows:

		Cash Flow				Discount Rate
	Risk-Free	Payments	Undiscounted		Discounted
	Rate (%) [1]	(years) [2]	Cash Flows		Cash Flows	+0.5%	-0.5%
Asset retirement obligations						(81)	87
Retail	2.08 – 2.81	1 – 30	11		10
Potash	5.00	40 – 442	650	[3]	70
Phosphate	2.93 – 3.19	1 – 81	853		495
Corporate and Other [4,5]	1.22 – 6.50	1 – 483	864		675
Accrued environmental costs						(14)	17
Retail	1.92 – 4.27	1 – 30	77		72
Corporate and Other	1.47 – 3.02	1 – 28	563		467
1 Risk-free discount rates reflect current market assessments of the time value of money and the risks specific to the timing and jurisdiction of the obligation.
2 Time frame in which payments are expected to principally occur from December 31, 2019. Changes in years can result from changes to the mine life and/or changes in the rate of tailing volumes.

3  Represents total undiscounted cash flows in the first year of decommissioning. This excludes subsequent years of tailings dissolution, fine tails capping, tailings management area reclamation, post reclamation activities and monitoring, and final decommissioning, which are estimated to take an additional 92 to 401 years.

4 For nitrogen sites, we have not recorded any asset retirement obligations because no significant asset retirement obligations have been identified or there is no reasonable basis for estimating a date or range of dates of cessation of operations. We considered the historical performance of our facilities as well as our planned maintenance, major upgrades and replacements which can extend the useful lives of our facilities indefinitely.

5 Includes certain potash and phosphate sites that are non-operating sites, with the majority of phosphate site payments taking place over the next 81 years.

Following is a reconciliation of asset retirement obligations and accrued environmental costs:

	Asset	Accrued
	Retirement	Environmental
	Obligations	Costs	Total
Balance – December 31, 2018	1,295	534	1,829
Recorded in earnings	39	17	56
Capitalized to property, plant and equipment	5	-	5
Settled during the year	(103)	(16)	(119)
Foreign currency translation and other	18	9	27
Balance – December 31, 2019	1,254	544	1,798
Balance – December 31, 2019 comprised of:
Current liabilities
Payables and accrued charges (Note 22)	123	25	148
Non-current liabilities
Asset retirement obligations and accrued environmental costs	1,131	519	1,650

We are subject to numerous environmental requirements under federal, provincial, state and local laws in the countries in which we operate. We have gypsum stack capping, closure and post-closure obligations through our subsidiaries, PCS Phosphate Company, Inc. in White Springs, Florida and PCS Nitrogen Inc. in Geismar, Louisiana pursuant to the financial assurance regulatory requirements in those states. The recorded provisions may not necessarily reflect our obligations under these financial assurances.